Additional Information - Condensed Financial Statements of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Convertible Redeemable Preferred Shares,Shares Outstanding			569,036,090	569,036,090	569,036,090
Common Stock [Member]
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,500,000,000		930,963,910
Ordinary shares, shares issued	941,464,520		285,428,430
Ordinary shares, shares outstanding	924,318,450		260,000,000
Parent Company [Member] | Common Stock [Member]
Ordinary shares, shares authorized	1,500,000,000		930,963,910
Ordinary shares, shares issued	941,464,520		285,428,430
Ordinary shares, shares outstanding	924,318,450		260,000,000
Parent Company [Member] | Pre-IPO Series A Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		0.0001
Convertible Redeemable Preferred Share Authorized	0		100,000,000
Convertible Redeemable Preferred Share Issued	0		100,000,000
Convertible Redeemable Preferred Shares,Shares Outstanding	0		100,000,000
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.31
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 2.93
Parent Company [Member] | Pre-IPO Series B Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		0.0001
Convertible Redeemable Preferred Share Authorized	0		116,666,650
Convertible Redeemable Preferred Share Issued	0		116,666,650
Convertible Redeemable Preferred Shares,Shares Outstanding	0		116,666,650
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.33
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 3.09
Parent Company [Member] | Pre-IPO Series C Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		0.0001
Convertible Redeemable Preferred Share Authorized	0		142,583,330
Convertible Redeemable Preferred Share Issued	0		142,583,330
Convertible Redeemable Preferred Shares,Shares Outstanding	0		142,583,330
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.42
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 3.58
Parent Company [Member] | Pre-IPO Series C1 Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		0.0001
Convertible Redeemable Preferred Share Authorized	0		34,697,360
Convertible Redeemable Preferred Share Issued	0		34,697,360
Convertible Redeemable Preferred Shares,Shares Outstanding	0		34,697,360
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.42
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 3.58
Parent Company [Member] | Pre-IPO Series C1 Plus Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		0.0001
Convertible Redeemable Preferred Share Authorized	0		26,912,090
Convertible Redeemable Preferred Share Issued	0		26,912,090
Convertible Redeemable Preferred Shares,Shares Outstanding	0		26,912,090
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.4
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 4.03
Parent Company [Member] | Pre-IPO Series D Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		0.0001
Convertible Redeemable Preferred Share Authorized	0		128,152,790
Convertible Redeemable Preferred Share Issued	0		128,152,790
Convertible Redeemable Preferred Shares,Shares Outstanding	0		128,152,790
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.52
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 4.48
Parent Company [Member] | Pre-IPO Series D1 Convertible Redeemable Preferred Shares, Liquidation Value [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	0		20,023,870
Convertible Redeemable Preferred Share Issued	0		20,023,870
Convertible Redeemable Preferred Shares,Shares Outstanding	0		20,023,870
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares			¥ 3.51
Convertible Redeemable Preferred Shares,Liquidation Value | ¥			¥ 4.48